Taxes (Details) - Schedule of Tax Payable Consisted - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Tax Payable Consisted [Abstract]
Value-added tax payable	$ 2,487	$ 1,828
Income tax payable	568	185
Other taxes payable	147	194
Total	$ 3,202	$ 2,207